FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              Form 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended:  June 30, 2011

                          Check here if Amendment [ ]:

                       This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                       Name:     Mount Kellett Capital Management LP
                       ---------------------------------------------

                       Address:  623 Fifth Avenue, 18th Floor
                                 New York, New York  10022
                       --------------------------------------


                        Form 13F File Number: 028-13817
                        -------------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jonathan Fiorello

Title:    Authorized Signatory

Phone:    212-588-6100


Signature, Place, and Date of Signing

/s/ Jonathan Fiorello           New York, NY                August 15, 2011
----------------------         --------------              -----------------
[Signature]                    [City, State]               [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:                 0
                                                  ---

Form 13F Information Table Entry Total:            12
                                                  ---

Form 13F Information Table Value Total:       $1,080,785 (thousands)
                                              ----------------------

List of Other Included Managers:                 None
                                                 ----

                           FORM 13F INFORMATION TABLE

                      Mount Kellett Capital Management LP
                                    FORM 13F
                                 June 30, 2011


                             TITLE OF                VALUE     SHARES/     SH/  PUT/  INVSTMT   OTHER             VOTING AUTH
NAME OF ISSUER                 CLASS      CUSIP     (x1000)    PRN AMT     PRN  CALL  DSCRETN   MNGRS    SOLE        SHRD     NONE
A123 SYS INC                   COM         03739T108    8,678    1,631,191  SH          Sole              1,631,191
BANK OF AMERICA CORPORATION    *W EXP
                               01/16/201   060505146   15,486    2,795,291  SH          Sole              2,795,291
ENERGY XXI (BERMUDA) LTD       USD UNRS
                               SHS         G10082140  196,767    5,923,158  SH          Sole              5,923,158
FIRST REP BK SAN FRAN CALI N   COM         33616C100  145,711    4,513,979  SH          Sole              4,513,979
GENERAL MTRS CO                COM         37045V100   55,768    1,836,890  SH          Sole              1,836,890
GENERAL MTRS CO                *W EXP
                               07/10/201   37045V118   35,736    1,669,900  SH          Sole              1,669,900
GENERAL MTRS CO                *W EXP
                               07/10/201   37045V126   26,602    1,669,900  SH          Sole              1,669,900
HUNTSMAN CORP                  COM         447011107  116,210    6,165,000  SH          Sole              6,165,000
LYONDELLBASELL INDUSTRIES N    SHS -A-     N53745100  174,552    4,531,462  SH          Sole              4,531,462
NEW ORIENTAL ED & TECH GRP I   SPON ADR    647581107    2,491       22,300  SH          Sole                 22,300
SANDRIDGE ENERGY INC           COM         80007P307  229,775   21,554,907  SH          Sole             21,554,907
SUNOCO INC                     COM         86764P109   73,009    1,750,400  SH          Sole              1,750,400




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